Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Jul. 29, 2024	Apr. 23, 2024	Dec. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jan. 30, 2023	Dec. 31, 2020	Dec. 31, 2019	Nov. 22, 2019	Jun. 12, 2019	Jun. 03, 2019	May 31, 2019
Loss Contingencies [Line Items]
Rental expense				$ 100	$ 1,700	$ 5,100	$ 6,600
Potential gross capital commitments				47,200		47,800	$ 61,100
Capital funding commitment reserves				$ 100		$ 100
Portfolio percentage of unfunded commitment				90.00%		90.00%
Maximum potential negative impact				$ 350,000		$ 350,000
Loss contingency related to arbitration award				55,000		55,000
Release of loss contingency related to arbitration award				$ 54,973		$ 55,000
Bayati Action [Member]
Loss Contingencies [Line Items]
Complaint filing period				20 days		20 days
Private Arbitration [Member]
Loss Contingencies [Line Items]
Damages sought			$ 36,300
Loss contingency		$ 55,300
Legal fees		$ 100
Private Arbitration [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Relief motion filing period	20 days
Chapter 11 Cases [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact								$ 155,000
Chapter 11 Cases [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact								382,000
Official Committee of Bondholders Motion [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact								$ 500,000
Parent Purchase Of Equity [Member]
Loss Contingencies [Line Items]
Amounts under litigation												$ 10,000
Parent Loan Trust Commitment [Member]
Loss Contingencies [Line Items]
Amounts under litigation										$ 79,000				$ 65,000
Parent Loan Trust Commitment Tranche One [Member]
Loss Contingencies [Line Items]
Amounts under litigation													$ 50,000
Parent Loan Trust Commitment Tranche Two [Member]
Loss Contingencies [Line Items]
Amounts under litigation											$ 15,000
Parent Capital Contribution Preferred Units [Member]
Loss Contingencies [Line Items]
Amounts under litigation									$ 145,000